Tax assets and liabilities (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balances At [Member]
IfrsStatementLineItems [Line Items]
Tax assets:	R$ 38,607,588	R$ 37,640,297	R$ 37,999,396	R$ 30,295,060	R$ 37,981,699
Temporary differences	33,086,551	32,884,314	32,131,133	29,565,700	32,113,436
Tax loss carry forwards	5,521,037	4,755,983	5,693,104	367,120
Tax liabilities:	3,642,000	2,225,190	4,546,595	5,540,873
Temporary differences	3,642,000	2,225,190	4,546,595	5,540,873
Total	34,965,588	35,415,107	33,452,801	24,754,187	R$ 33,435,104
Social contribution taxes 18%			175,159	R$ 362,240
Adjustment To Income [Member]
IfrsStatementLineItems [Line Items]
Tax assets:	2,834,405	(3,609,495)	8,362,100
Temporary differences	2,069,351	(2,497,215)	3,223,197
Tax loss carry forwards	765,054	(937,121)	5,325,984
Tax liabilities:	2,898,723	(1,344,268)	129,231
Temporary differences	2,898,723	(1,344,268)	129,231
Total	(64,318)	(2,265,227)	8,232,869
Social contribution taxes 18%		(175,159)	(187,081)
Valuation Adjustments [Member]
IfrsStatementLineItems [Line Items]
Tax assets:	(735,734)	1,696,091	(400,583)
Temporary differences	(735,734)	1,696,091	(400,583)
Tax loss carry forwards
Tax liabilities:	(647,856)	(977,137)	(1,063,160)
Temporary differences	(647,856)	(977,137)	(1,063,160)
Total	(87,878)	2,673,228	662,577
Social contribution taxes 18%
Other [Member]
IfrsStatementLineItems [Line Items]
Tax assets:	(1,131,380)	1,554,305	(418,784)
Temporary differences	(1,131,380)	1,554,305	(418,784)
Tax loss carry forwards
Tax liabilities:	(834,057)		(60,349)
Temporary differences	(834,057)		(60,349)
Total	(297,323)	1,554,305	(358,435)
Social contribution taxes 18%
Acquisition Merger [Member]
IfrsStatementLineItems [Line Items]
Tax assets:			161,603
Temporary differences			161,603
Tax loss carry forwards
Tax liabilities:
Temporary differences
Total			161,603
Social contribution taxes 18%